Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments

22Share-based payments

The Group has established two employee option plans. The EMI Scheme was closed to employees during 2021, and the 2021 Incentive Plan was implemented in 2022. The total expense recognized by the company during the year in respect of these plans is shown below:

	2024	2023
	£ 000	£ 000
2021 Incentive Plan	7,142	8,084
Enterprise Management Incentive	344	732
	7,486	8,816

2021 Incentive Plan

Employees in the Company are granted options in relation to shares issued by the Company. Under the scheme, participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Such options typically vest from the first anniversary of the grant date, with 6.25% vesting quarterly until the options are fully vested. The options expire at the end of the day before the tenth anniversary of the grant date. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date. The following inputs were used:

	December 31,	December 31,
	2024	2023
Average share price at date of grant (£)	7.13	9.50
Expected volatility (%)	90.00%	89.58%
Dividend yield (%)	—	—
Risk-free interest rate (%)	4.43%	4.78%

22Share-based payments (continued)

Expected volatility was determined by the historical volatility of the Company.

The total expense recognized by the company during the year in respect of the 2021 Incentive Plan is £7,142 thousand (2023: £8,084 thousand).

The movements in the number of employee share options during the year were as follows:

	2024	2023
	Number	Number
Outstanding, start of period	998,598	435,567
Granted during the period	397,803	737,060
Forfeited during the period	(96,822)	(71,577)
Exercised during the period	(128,369)	(102,452)
Outstanding, end of period	1,171,210	998,598

The number of options outstanding as at the end of the period consists of 1,062,415 nil cost options and 108,796 Company Share Option Plan (CSOP) options, with exercise prices ranging from £nil to £9.80. Options exercised during the period related solely to nil-cost options.

The movements in the weighted average exercise price of CSOP options during the year were as follows:

	2024	2023
	£	£
Outstanding, start of period	9.80	66.30
Granted during the period	9.80	9.80
Forfeited during the period	9.80	64.20
Outstanding, end of period	9.80	9.80

During the year ended December 31, 2023, the CSOP options granted during the year ended December 31, 2022 were replaced by the Company through the issuance of replacement awards that reduced the participants respective exercise price from £66.30 to £9.80. No additional awards were awarded to scheme participants and no changes to the vesting conditions were made. The Company has accounted for the incremental fair value of these replacement awards, determined using a Black-Scholes Model, in addition to the grant-date fair value of the original award. The main inputs are set out in the table below.

December 31,
2023
Average share price at date of grant (£)	6.20
Expected volatility (%)	90.00
Dividend yield (%)	—
Vesting period in years	2.63
Risk-free interest rate (%)	4.80

Expected volatility was determined by the historical volatility of the Company.The incremental fair value expense recognized by the company as a result of the modification is £18 thousand (2023: £119 thousand).

22Share-based payments (continued)

Details of share options outstanding at the end of the year were as follows:

	31 December	31 December
	2024	2023
Weighted average exercise price (£)	0.91	1.20
Number of share options outstanding	1,171,210	998,598
Expected weighted average remaining vesting period (years)	2.14	3.30

The number of options which were exercisable at December 31, 2024 was 380,763 (December 31, 2023: 173,006) with exercise prices ranging from £nil to £8.95. Options exercised during the period related solely to nil-cost options.

EMI Scheme

The movements in the number of EMI share options during the year were as follows:

	2024	2023
	Number	Number
Outstanding, start of period	1,170,231	2,101,108
Granted during the period	—	—
Forfeited during the period	(224,802)	(162,185)
Exercised during the period	—	(768,692)
Outstanding, end of period	945,429	1,170,231

The movements in the weighted average exercise price of share options during the year were as follows:

	2024	2023
	£	£
Outstanding, start of period	2.50	1.90
Granted during the period	—	—
Forfeited during the period	3.80	2.40
Exercised during the period	—	1.00
Outstanding, end of period	2.20	2.50

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2024	2023
Weighted average exercise price (£)	2.20	2.50
Number of share options outstanding	945,429	1,170,231
Expected weighted average remaining vesting period (years)	0.92	1.78

The number of options which were exercisable as at December 31, 2024 was 635,240 (2023: 495,681) with exercise prices ranging from £1.84 to £11.49.

22Share-based payments (continued)

The option pricing model used was a Black-Scholes Model and the main inputs are set out in the table below:

December 31,
2022
Average share price at date of grant (£)	50.70
Expected volatility (%)	50.00
Vesting period in years	2.75
Risk-free interest rate (%)	1.25

Given the lack of share price history, volatility was estimated with reference to other industry competitors, on a listed stock market, with a premium attached for various uncertainties.

The total expense recognized by the company during the year in respect of the EMI scheme was £344 thousand (2023: £732 thousand).